Analysis of performance by segment - Risk margin reserve (Details) £ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2019 GBP (£)		Dec. 31, 2018 GBP (£)
Risk margin reserve
Debt securities | £					£ 99,675	[1]	£ 89,400
Jackson (US insurance operations) | Debt securities
Risk margin reserve
RMR (as a percent)	0.18%		0.19%		0.18%
Annual expected loss	$ (108)	£ (83)	$ (104)	£ (75)
Related amortisation of deferred acquisition costs	18	14	22	15
Risk margin reserve charge to adjusted IFRS operating profit for longer-term credit related losses	(90)	(69)	(82)	(60)
Pre-tax net unrealised gains/(losses) on debt securities classified as available-for-sale | £		2,185		(1,149)
Jackson (US insurance operations) | Debt securities | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 59,994		$ 54,895
Jackson (US insurance operations) | Debt securities | A3 or higher
Risk margin reserve
RMR (as a percent)	0.10%		0.11%		0.10%
Annual expected loss	$ (36)	(28)	$ (29)	(21)
Jackson (US insurance operations) | Debt securities | A3 or higher | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 34,318		$ 26,260
Jackson (US insurance operations) | Debt securities | Baa1, 2 or 3
Risk margin reserve
RMR (as a percent)	0.23%		0.20%		0.23%
Annual expected loss	$ (55)	(42)	$ (57)	(41)
Jackson (US insurance operations) | Debt securities | Baa1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 24,385		$ 27,337
Jackson (US insurance operations) | Debt securities | Ba1, 2 or 3
Risk margin reserve
RMR (as a percent)	0.93%		1.01%		0.93%
Annual expected loss	$ (10)	(7)	$ (10)	(7)
Jackson (US insurance operations) | Debt securities | Ba1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 1,008		$ 978
Jackson (US insurance operations) | Debt securities | B1, 2 or 3
Risk margin reserve
RMR (as a percent)	2.62%		2.61%		2.62%
Annual expected loss	$ (6)	(5)	$ (8)	£ (6)
Jackson (US insurance operations) | Debt securities | B1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 246		$ 309
Jackson (US insurance operations) | Debt securities | Below B3
Risk margin reserve
RMR (as a percent)	3.42%		3.71%		3.42%
Annual expected loss	$ (1)	£ (1)
Jackson (US insurance operations) | Debt securities | Below B3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 37		$ 11

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8 million of lent securities as at 30 June 2019 (31 December 2018: £8,278 million).